Leases - Schedule of Maturities of Operating Lease Liabilities, Associated With ROU Assets (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
2023	$ 3,517
2024	3,119
2025	1,995
2026	1,313
2027	801
Thereafter	27
Total lease payments	10,772
Less: Interest	(928)
Total lease liabilities	$ 9,844